Contingent consideration narative (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Dec. 16, 2022	Jun. 30, 2022	Jun. 30, 2021	Oct. 01, 2020
Mponeng operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date					R 544
Discount rate applied to cash flow projections	9.60%		10.20%	10.30%	10.60%
Contingent consideration for below infrastructure production	R 0		R 0	R 0	R 0
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date	R 185	R 169
Discount rate applied to cash flow projections		12.90%